SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current - Local
Deferred - Local
Income tax expenses			4,796
Labuan
Deferred - Local			4,796
Current
Current -Foreign			4,796
Deferred
Deferred -Foreign
MALAYSIA
Deferred - Local
Current
Current -Foreign
Deferred
Deferred -Foreign